UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 31 DECEMBER 2010


Check here if Amendment [ ]; Amendment Number:
                                              -----------
This Amendment (Check only one.):        [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MONDRIAN INVESTMENT PARTNERS LIMITED
Address:   5TH FLOOR, 10 GRESHAM STREET
           LONDON, EC2V 7JD
           UNITED KINGDOM

Form 13F File Number: 28-11450

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:      JOHN BARRETT
Title:     CHIEF COMPLIANCE OFFICER
Phone:     +44 20 7477 7000


Signature, Place, and Date of Signing:

/s/ John Barrett                            LONDON, UK       9 FEB 2011
--------------------------------------     ------------     ------------
             [Signature                    [City, State]    [Date]

Report Type (Check only one.):

[ ] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


Form 13F File Number       Name
28-01190                   RUSSELL TRUST COMPANY
--------------------
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                           ---------
Form 13F Information Table Entry Total:           71
                                           ---------
Form 13F Information Table Value Total:)   3,832,775
                                           ---------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number         Name
          28-
-----     --------------------         ----------------------
[Repeat as necessary.]


Column 1         Column 2       Column 3    Column 4               Column 5            Column 6      Column 7        Column 8
                                             Q4 2010                                                               VOTING AUTHORTIY
-----------------------------------------------------------------------------------------------------------------------------------
                     TITLE OF                  VALUE        SHRS OR             PUT/   INVESTMENT    OTHER
NAME OF ISSUER       CLASS      CUSIP        (X$1000)       PRN AMT   SH/PRN    CALL   DISCRETION    MANAGERS  SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc            COM     013817101      46516.275     3,022,500                    SOLE          NONE             SHARED
Allstate Corp        COM     020002101         19.128           600                    SOLE          NONE             SHARED
BP Plc ADR           ADR     055622104      16064.629       363,700                    SOLE          NONE             SHARED
BankAmerUSD0.01      COM     060505104    38052.43004     2,852,506                    SOLE          NONE             SHARED
Baxter Intl          COM     071813109      66079.348     1,305,400                    SOLE          NONE             SHARED
CBS Corp B Shs       COM     124857202     74393.1075     3,905,150                    SOLE          NONE             SHARED
CPFL EnergiaADR      ADR     126153105    66490.80693       865,653                    SOLE          NONE             SHARED
Canon ADR            ADR     138006309        17309.4       339,400                    SOLE          NONE             SHARED
Chevron Corp         COM     166764100      108569.25     1,189,800                    SOLE          NONE             SHARED
Conagra Foods        COM     205887102    54341.56992     2,406,624                    SOLE          NONE             SHARED
Edison Intl          COM     281020107       55695.94     1,442,900                    SOLE          NONE             SHARED
Firstenergy Co       COM     337932107         11.106           300                    SOLE          NONE             SHARED
Gen Electric         COM     369604103    33615.66654     1,837,926                    SOLE          NONE             SHARED
Genuine Parts        COM     372460105      71655.238     1,395,700                    SOLE          NONE             SHARED
GpoAero Pac ADS      ADR     400506101    110070.5623     2,710,430                    SOLE          NONE             SHARED
Heinz H.J            COM     423074103    63496.40178     1,283,793                    SOLE          NONE             SHARED
ING Groep ADR        ADR     456837103     7194.20108       734,852                    SOLE          NONE             SHARED
IShs MSCI Taiwn      COM     464286731        121.836         7,800                    SOLE          NONE             SHARED
IShs MSCI SthK       COM     464286772         55.071           900                    SOLE          NONE             SHARED
IShs MSCI Malay      COM     464286830          21.57         1,500                    SOLE          NONE             SHARED
IShs MSCI EMF        COM     464287234      4330.6578        90,900                    SOLE          NONE             SHARED
Itau Unib P ADR      ADR     465562106      93319.667     3,886,700                    SOLE          NONE             SHARED
Johnson&Johnson      COM     478160104      76472.577     1,236,420                    SOLE          NONE             SHARED
Marathon Oil         COM     565849106       19.44075           525                    SOLE          NONE             SHARED
Microsoft Corp       COM     594918104    49576.72837     1,776,307                    SOLE          NONE             SHARED
Nat Grid ADR         ADR     636274300     6293.48342       141,809                    SOLE          NONE             SHARED
Nippon Tel ADR       ADR     654624105         1161.5        50,500                    SOLE          NONE             SHARED
Pfizer Inc           COM     717081103    86196.79218     4,922,718                    SOLE          NONE             SHARED
PLDT ADR             ADR     718252604    213426.9858     3,662,725                    SOLE          NONE             SHARED
Procter&Gamble       COM     742718109      33039.888       513,600                    SOLE          NONE             SHARED
Reed Elsev ADR       ADR     758204200    10000.86432       401,964                    SOLE          NONE             SHARED
Royal Dutch ADR      ADR     780259206     3332.85624        49,908                    SOLE          NONE             SHARED
Southwestern         COM     845467109      91681.042     2,449,400                    SOLE          NONE             SHARED
TaiwanSMC ADR        ADR     874039100    180653.0332    14,406,143                    SOLE          NONE             SHARED
Telecom NZ ADR       ADR     879278208       4406.136       524,540                    SOLE          NONE             SHARED
Telefonica ADR       ADR     879382208    14741.02058       215,449                    SOLE          NONE             SHARED
ToyotaMotor ADR      ADR     892331307        14046.2       177,800                    SOLE          NONE             SHARED
Turkcell IM ADR      ADR     900111204        8239.53       481,000                    SOLE          NONE             SHARED
US Bancorp           COM     902973304      50339.505     1,866,500                    SOLE          NONE             SHARED
Unilever PlcADR      ADR     904767704     20449.3536       662,220                    SOLE          NONE             SHARED
UPS                  COM     911312106      53099.528       731,600                    SOLE          NONE             SHARED
Wal-Mart St          COM     931142103      61512.558     1,140,600                    SOLE          NONE             SHARED
Wells Fargo          COM     949746101    42482.79645     1,370,855                    SOLE          NONE             SHARED
Total ADR            ADR     89151E109       3486.896        65,200                    SOLE          NONE             SHARED
Vale Prf ADR         ADR     91912E204    374882.5451    12,405,114                    SOLE          NONE             SHARED
AT & T Inc           COM     00206R102    60428.43144     2,056,788                    SOLE          NONE             SHARED
BCE Inc              COM     05534B760        94534.5     2,675,000                    SOLE          NONE             SHARED
BSCH ADR             ADR     05964H105       7500.795       704,300                    SOLE          NONE             SHARED
BanColombia ADR      ADR     05968L102    59389.89154       959,294                    SOLE          NONE             SHARED
Chunghwa ADR         ADR     17133Q106    228118.8097     9,027,258                    SOLE          NONE             SHARED
Ambev Prf ADR        ADR     20441W203      173488.73     5,591,000                    SOLE          NONE             SHARED
Duke Energy          COM     26441C105         26.715         1,500                    SOLE          NONE             SHARED
ENI SpA ADR          ADR     26874R108       1915.812        43,800                    SOLE          NONE             SHARED
Enersis SA ADR       ADR     29274F104    284751.3647    12,263,194                    SOLE          NONE             SHARED
Entergy Corp         COM     29364G103         14.166           200                    SOLE          NONE             SHARED
Exxon Mobil          COM     30231G102          36.56           500                    SOLE          NONE             SHARED
France Tel ADR       ADR     35177Q105      11050.136       524,200                    SOLE          NONE             SHARED
Glaxo ADR            ADR     37733W105      18853.054       480,700                    SOLE          NONE             SHARED
Grupo Tel ADR        ADR     40049J206    65615.26861     2,530,477                    SOLE          NONE             SHARED
IShs MSCI Indo       COM     46429B309          37.83         1,300                    SOLE          NONE             SHARED
KB Fin ADR           ADR     48241A105      5263.0839        99,510                    SOLE          NONE             SHARED
KT Corp ADR          ADR     48268K101          39.52         1,900                    SOLE          NONE             SHARED
Merck & Co           COM     58933Y105    100114.0744     2,777,860                    SOLE          NONE             SHARED
Novartis ADR         ADR     66987V109       19701.09       334,200                    SOLE          NONE             SHARED
SK Telecom ADR       ADR     78440P108    25743.77235     1,381,845                    SOLE          NONE             SHARED
Sanofi Aven ADR      ADR     80105N105      12637.383       392,100                    SOLE          NONE             SHARED
3M Co                COM     88579Y101       30075.55       348,500                    SOLE          NONE             SHARED
Verizon Com          COM     92343V104    61803.00868     1,727,306                    SOLE          NONE             SHARED
Vodafone ADR         ADR     92857W209       14026.42       530,500                    SOLE          NONE             SHARED
Wellpoint            COM     94973V107      47660.052       838,200                    SOLE          NONE             SHARED
Credicorp ADR        ADR     G2519Y108     182984.059     1,538,845                    SOLE          NONE             SHARED
                                          -----------
                                          3832775.199
                                          ===========